Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of beginning of period	$ 1,381,465	$ 817,155		$ 1,381,465
Balance as of end of period				817,155	$ 1,381,465
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of beginning of period	1,381,465	817,155	$ 774,172	1,381,465	345,960
Value assigned to warrants in connection with convertible promissory and short-term notes			713,157	579,873	777,490
Change in fair value of warrant liability		18,568	146,730	35,235	258,015
Reclassification to equity		$ (835,723)		(1,179,418)
Balance as of end of period	$ 1,634,059		$ 1,634,059	$ 817,155	$ 1,381,465